Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Derivatives, Fair Value [Line Items]
Net fair value	$ (13,097)	$ (1,358)
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Net fair value	(13,097)	(1,358)
Foreign Exchange Contracts [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	(14,466)	(3,173)
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Net fair value	1,369	1,815
Foreign Exchange Contracts [Member] | Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	3,631	5,936
Foreign Exchange Contracts [Member] | Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Asset	4,508	7,551
Foreign Exchange Contracts [Member] | Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	533	2,485
Foreign Exchange Contracts [Member] | Other Noncurrent Assets [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Asset		26
Foreign Exchange Contracts [Member] | Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(14,640)	(9,686)
Foreign Exchange Contracts [Member] | Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(3,139)	(5,736)
Foreign Exchange Contracts [Member] | Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (3,990)	(1,908)
Foreign Exchange Contracts [Member] | Other Noncurrent Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Liability		$ (26)